Leases - Summary of lease liabilities recognized in statement of comprehensive income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of quantitative information about right-of-use assets [abstract]
Depreciation of rights of use	$ 307,185	$ 5,963,778	$ 6,407,871	$ 7,229,231
Interests from lease liabilities		4,445,315	4,985,566
Expenses related to short-term leases		$ 106,695	$ 105,789